Commitments And Contingencies (Rollforward Of Company's Asset Retirement Obligation Liability) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Asset Retirement Obligation Disclosure [Abstract]
Opening Balance	$ 22	$ 25
Liabilities incurred	9	2
Liabilities settled/adjustments	(2)	(5)
Closing Balance	$ 29	$ 22